Short-Term Investments - Schedule of Short-Term Investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Investments [Line Items]
Short-term investments	¥ 26,214,992	$ 3,729,654
Investment in warrants [Member]
Schedule of Short-Term Investments [Line Items]
Short-term investments	3,875,947
Investment in equity securities with readily determinable fair value [Member]
Schedule of Short-Term Investments [Line Items]
Short-term investments	¥ 22,339,045